Investments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Jul. 24, 2020
Investments, Debt and Equity Securities [Abstract]
Short term investments average maturity period	3 years 4 months 24 days	7 months 24 days
Purchase of investments in equity - long term	$ 3,212	$ 3,890	$ 6,163	$ 10,100	$ 13,300
Increase (decrease) in fair value of investments in equity	2,500	(800)
Carrying value of long-term investments in equity	15,800	10,100		10,100	15,800
Commitment to acquire future long-term investments	21,900				21,900
Equity method investments	$ 4,534	0		$ 0	$ 4,534	$ 4,900
Ownership percentage	49.00%				49.00%
Majority investor, ownership percentage	51.00%				51.00%
Period majority voting share capital can be sold to the company	18 months
Payments to acquire equity method investments	$ 2,450	0	0
Loss on equity method investments	$ 366	$ 0	$ 0